Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalent [line items]
Short-term deposits, classified as cash equivalents	€ 119,090	€ 69,045
Cash	16,910	189,711
Total cash and cash equivalents	136,001	258,756	€ 171,029	€ 276,748
Term Accounts [Member]
Cash and cash equivalent [line items]
Short-term deposits, classified as cash equivalents	€ 119,090	€ 69,045